UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6529

Columbia Funds Trust VI
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	06/30/06

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Columbia Small Cap Value Fund

		Shares	Value ($)*
Common Stocks – 99.9%
CONSUMER DISCRETIONARY – 12.2%
Auto Components – 1.1%
	BorgWarner, Inc.	77,900	4,398,234
	Modine Manufacturing Co.	101,043	3,706,257
	Auto Components Total		8,104,491
Distributors – 0.6%
	Building Material Holding Corp.	51,943	4,840,568
	Distributors Total		4,840,568
Hotels, Restaurants & Leisure – 3.1%
	Bob Evans Farms, Inc.	73,550	1,670,321
	Dave & Buster’s, Inc. (a)	157,900	2,107,965
	Landry’s Restaurants, Inc.	129,600	3,797,280
	Lone Star Steakhouse & Saloon, Inc.	173,407	4,508,582
	Marcus Corp.	81,500	1,633,260
	Scientific Games Corp., Class A (a)	235,500	7,300,500
	Vail Resorts, Inc. (a)	77,900	2,239,625
	Hotels, Restaurants & Leisure Total		23,257,533
Household Durables – 1.6%
	American Greetings Corp., Class A	284,000	7,781,600
	CSS Industries, Inc.	80,800	2,627,616
	Kimball International, Inc., Class B	174,034	2,104,071
	Household Durables Total		12,513,287
Media – 1.7%
	4Kids Entertainment, Inc. (a)	154,000	2,678,060
	Journal Communications, Inc., Class A	141,860	2,113,714
	Media General, Inc., Class A	44,700	2,593,047
	Reader’s Digest Association, Inc.	107,500	1,716,775
	Scholastic Corp. (a)	94,700	3,500,112
	Media Total		12,601,708
Specialty Retail – 2.1%
	GameStop Corp., Class A (a)	187,400	5,897,478
	Monro Muffler, Inc. (a)	133,566	3,508,779
	Movie Gallery, Inc.	118,278	1,228,908
	Pier 1 Imports, Inc.	127,500	1,436,925
	TBC Corp. (a)	32,351	1,115,786
	Zale Corp. (a)	88,560	2,407,061
	Specialty Retail Total		15,594,937
Textiles, Apparel & Luxury Goods – 2.0%
	Delta Apparel, Inc.	97,300	1,392,363
	Hampshire Group Ltd. (a)	180,900	4,269,240

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Kellwood Co.	58,400	1,509,640
	Russell Corp.	127,500	1,790,100
	Stride Rite Corp.	160,300	2,055,046
	Wolverine World Wide, Inc.	189,760	3,994,448
	Textiles, Apparel & Luxury Goods Total		15,010,837
	CONSUMER DISCRETIONARY TOTAL		91,923,361
CONSUMER STAPLES – 2.7%
Food & Staples Retailing – 1.1%
	BJ’s Wholesale Club, Inc. (a)	70,100	1,948,780
	Weis Markets, Inc.	157,130	6,286,771
	Food & Staples Retailing Total		8,235,551
Food Products – 1.6%
	Flowers Foods, Inc.	198,909	5,426,237
	J & J Snack Foods Corp.	43,067	2,489,273
	Lancaster Colony Corp.	46,620	2,004,660
	Lance, Inc.	126,200	2,203,452
	Food Products Total		12,123,622
	CONSUMER STAPLES TOTAL		20,359,173
ENERGY – 9.3%
Energy Equipment & Services – 2.1%
	Dresser-Rand Group, Inc. (a)	31,203	768,530
	Grey Wolf, Inc. (a)	390,940	3,295,624
	Hanover Compressor Co. (a)	1,161	16,092
	Lufkin Industries, Inc.	208,478	9,079,217
	Maverick Tube Corp. (a)	61,390	1,841,700
	Superior Well Services, Inc. (a)	37,200	859,320
	Energy Equipment & Services Total		15,860,483
Oil, Gas & Consumable Fuels – 7.2%
	Alpha Natural Resources, Inc. (a)	116,140	3,488,846
	Bill Barrett Corp. (a)	52,722	1,941,224
	Bois d’Arc Energy, Inc. (a)	152,874	2,630,961
	Cimarex Energy Co. (a)	141,093	6,395,746
	Comstock Resources, Inc. (a)	99,590	3,267,548
	Energy Partners Ltd. (a)	153,800	4,801,636
	Harvest Natural Resources, Inc. (a)	225,800	2,422,834
	Houston Exploration Co. (a)	46,890	3,153,352
	InterOil Corp. (a)	65,800	1,533,140

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Peabody Energy Corp.	68,000	5,735,800
	Range Resources Corp.	159,300	6,150,573
	Stone Energy Corp. (a)	90,500	5,524,120
	Western Gas Resources, Inc.	131,400	6,731,622
	Oil, Gas & Consumable Fuels Total		53,777,402
	ENERGY TOTAL		69,637,885
FINANCIALS – 26.4%
Capital Markets – 0.3%
	Piper Jaffray Companies, Inc. (a)	74,580	2,226,959
	Capital Markets Total		2,226,959
Commercial Banks – 10.9%
	BancFirst Corp.	29,485	2,506,225
	BancorpSouth, Inc.	156,890	3,584,937
	BancTrust Financial Group, Inc.	113,698	2,192,097
	Bank of Granite Corp.	115,893	2,206,603
	Bryn Mawr Bank Corp.	135,464	2,901,639
	Capitol Bancorp Ltd.	127,849	4,142,308
	Chemical Financial Corp.	128,039	4,161,267
	Chittenden Corp.	164,250	4,354,267
	Citizens Banking Corp.	68,610	1,948,524
	City Holding Co.	64,050	2,290,428
	Columbia Banking System, Inc.	102,350	2,684,641
	Community Trust Bancorp, Inc.	101,494	3,266,077
	Corus Bankshares, Inc.	77,000	4,221,910
	First Citizens BancShares, Inc., Class A	17,700	3,020,505
	First Financial Bankshares, Inc.	86,620	3,016,975
	First Financial Corp.	95,400	2,575,800
	Greater Bay Bancorp	118,650	2,923,536
	Hancock Holding Co.	68,603	2,342,106
	Merchants Bancshares, Inc.	93,932	2,430,960
	Mid-State Bancshares	165,460	4,551,805
	Northrim BanCorp, Inc.	85,800	2,148,432
	Sterling Bancshares, Inc.	277,500	4,082,025
	TriCo Bancshares	174,998	3,765,957
	TrustCo Bank Corp. NY	212,410	2,661,497
	UMB Financial Corp.	74,900	4,919,432
	Whitney Holding Corp.	125,150	3,384,056
	Commercial Banks Total		82,284,009

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 1.0%
	Advance America Cash Advance Centers, Inc.	204,500	2,709,625
	Cash America International, Inc.	215,100	4,463,325
	Consumer Finance Total		7,172,950
Diversified Financial Services – 1.6%
	Metris Companies, Inc. (a)	313,660	4,588,846
	MFC Bancorp Ltd. (a)	284,370	7,095,031
	Diversified Financial Services Total		11,683,877
Insurance – 6.3%
	AmerUs Group Co.	63,300	3,631,521
	Argonaut Group, Inc. (a)	111,810	3,019,988
	Baldwin & Lyons, Inc., Class B	97,644	2,444,029
	CNA Surety Corp. (a)	213,600	3,037,392
	Commerce Group, Inc.	32,800	1,903,056
	Delphi Financial Group, Inc., Class A	104,602	4,895,374
	Harleysville Group, Inc.	141,900	3,405,600
	Horace Mann Educators Corp.	139,200	2,753,376
	Navigators Group, Inc. (a)	126,916	4,736,505
	Phoenix Companies, Inc.	294,100	3,588,020
	ProCentury Corp.	245,950	2,518,528
	Quanta Capital Holdings Ltd. (a)	302,420	1,814,520
	RLI Corp.	76,681	3,547,263
	UICI	96,360	3,468,960
	United America Indemnity Ltd., Class A (a)	160,500	2,945,175
	Insurance Total		47,709,307
Real Estate – 6.3%
	Alexandria Real Estate Equities, Inc., REIT	44,020	3,640,014
	Bedford Property Investors, Inc., REIT	99,027	2,360,804
	BioMed Realty Trust, Inc., REIT	97,550	2,419,240
	Brandywine Realty Trust, REIT	113,800	3,538,042
	Cousins Properties, Inc., REIT	93,780	2,834,032
	EastGroup Properties, Inc., REIT	107,000	4,681,250
	Equity One, Inc., REIT	138,500	3,220,125
	Franklin Street Properties Corp.	37,043	606,764
	Getty Realty Corp.	111,980	3,222,784
	Mid-America Apartment Communities, Inc., REIT	117,940	5,485,389
	Nationwide Health Properties, Inc., REIT	91,850	2,140,105

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	PS Business Parks, Inc., REIT	121,600	5,569,280
	Tanger Factory Outlet Centers, Inc., REIT	127,700	3,551,337
	Universal Health Realty Income Trust, REIT	61,900	2,058,175
	Urstadt Biddle Properties, Inc., Class A, REIT	135,400	2,052,664
	Real Estate Total		47,380,005
	FINANCIALS TOTAL		198,457,107
HEALTH CARE – 9.2%
Health Care Equipment & Supplies – 3.7%
	Analogic Corp.	46,330	2,335,495
	Bio-Rad Laboratories, Inc., Class A (a)	56,020	3,080,540
	Greatbatch, Inc. (a)	86,534	2,374,493
	Haemonetics Corp. (a)	79,760	3,790,993
	Invacare Corp.	88,396	3,683,462
	STERIS Corp.	159,300	3,789,747
	Sybron Dental Specialties, Inc. (a)	90,200	3,750,516
	Varian, Inc. (a)	46,660	1,601,371
	Viasys Healthcare, Inc. (a)	75,900	1,896,741
	Vital Signs, Inc.	37,070	1,708,556
	Health Care Equipment & Supplies Total		28,011,914
Health Care Providers & Services – 5.5%
	Cross Country Healthcare, Inc. (a)	203,540	3,777,703
	Genesis HealthCare Corp. (a)	103,950	4,191,264
	Gentiva Health Services, Inc. (a)	183,100	3,317,772
	Hooper Holmes, Inc.	348,200	1,368,426
	Kindred Healthcare, Inc. (a)	187,200	5,578,560
	Owens & Minor, Inc.	94,100	2,761,835
	PAREXEL International Corp. (a)	171,500	3,445,435
	Pediatrix Medical Group, Inc. (a)	86,000	6,606,520
	RehabCare Group, Inc. (a)	5,395	110,705
	Res-Care, Inc. (a)	187,770	2,889,780
	Symbion, Inc. (a)	119,620	3,094,569
	United Surgical Partners International, Inc. (a)	93,900	3,672,429
	Health Care Providers & Services Total		40,814,998
	HEALTH CARE TOTAL		68,826,912
INDUSTRIALS – 14.3%
Aerospace & Defense – 2.7%
	AAR Corp. (a)	195,802	3,363,878

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Esterline Technologies Corp. (a)	134,700	5,103,783
	Kaman Corp., Class A	82,600	1,689,170
	Moog, Inc., Class A (a)	46,420	1,370,319
	Precision Castparts Corp.	160,200	8,506,620
	Aerospace & Defense Total		20,033,770
Air Freight & Logistics – 0.3%
	Ryder System, Inc.	62,500	2,138,750
	Air Freight & Logistics Total		2,138,750
Airlines – 0.6%
	MAIR Holdings, Inc. (a)	95,678	557,803
	Skywest, Inc.	146,600	3,931,812
	Airlines Total		4,489,615
Building Products – 0.7%
	NCI Building Systems, Inc. (a)	122,280	4,987,801
	Building Products Total		4,987,801
Commercial Services & Supplies – 3.7%
	ABM Industries, Inc.	146,000	3,038,260
	Casella Waste Systems, Inc., Class A (a)	306,690	4,026,840
	CBIZ, Inc. (a)	184,805	942,505
	Consolidated Graphics, Inc. (a)	137,100	5,902,155
	Healthcare Services Group, Inc.	171,255	3,296,659
	NCO Group, Inc. (a)	128,850	2,662,041
	Sourcecorp, Inc. (a)	93,400	2,002,496
	TeleTech Holdings, Inc. (a)	289,100	2,896,782
	United Stationers, Inc. (a)	65,330	3,126,694
	Commercial Services & Supplies Total		27,894,432
Construction & Engineering – 1.0%
	EMCOR Group, Inc. (a)	45,700	2,710,010
	Washington Group International, Inc. (a)	87,900	4,736,931
	Construction & Engineering Total		7,446,941
Electrical Equipment – 1.2%
	Genlyte Group, Inc. (a)	104,636	5,030,899
	Woodward Governor Co.	51,400	4,371,570
	Electrical Equipment Total		9,402,469

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.0%
	Briggs & Stratton Corp.	48,850	1,689,722
	EnPro Industries, Inc. (a)	147,600	4,972,644
	Harsco Corp.	105,200	6,897,964
	Kadant, Inc. (a)	64,704	1,297,962
	Machinery Total		14,858,292
Road & Rail – 0.7%
	Dollar Thrifty Automotive Group, Inc. (a)	46,300	1,558,921
	Werner Enterprises, Inc.	233,650	4,039,808
	Road & Rail Total		5,598,729
Trading Companies & Distributors – 1.4%
	Hughes Supply, Inc.	72,762	2,372,041
	Watsco, Inc.	162,000	8,603,820
	Trading Companies & Distributors Total		10,975,861
	INDUSTRIALS TOTAL		107,826,660
INFORMATION TECHNOLOGY – 13.7%
Communications Equipment – 1.6%
	Anaren, Inc. (a)	241,250	3,401,625
	Belden CDT, Inc.	89,350	1,736,070
	Black Box Corp.	56,400	2,366,544
	Dycom Industries, Inc. (a)	176,600	3,570,852
	Tollgrade Communications, Inc. (a)	148,510	1,256,395
	Communications Equipment Total		12,331,486
Computers & Peripherals – 1.2%
	Electronics for Imaging, Inc. (a)	144,400	3,312,536
	Imation Corp.	73,100	3,133,797
	Intergraph Corp. (a)	54,700	2,445,637
	Computers & Peripherals Total		8,891,970
Electronic Equipment & Instruments – 3.0%
	Agilysys, Inc.	114,579	1,929,511
	Anixter International, Inc. (a)	77,100	3,109,443
	Benchmark Electronics, Inc. (a)	115,500	3,478,860
	Brightpoint, Inc. (a)	322,350	6,169,779
	MTS Systems Corp.	103,482	3,908,515
	Vishay Intertechnology, Inc. (a)	309,800	3,702,110
	Electronic Equipment & Instruments Total		22,298,218
Internet Software & Services – 0.3%
	Digitas, Inc. (a)	117,420	1,333,891
	Keynote Systems, Inc. (a)	71,256	924,903
	Internet Software & Services Total		2,258,794

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 1.4%
	Acxiom Corp.	137,241	2,569,152
	MAXIMUS, Inc.	62,590	2,237,592
	MPS Group, Inc. (a)	510,450	6,023,310
	IT Services Total		10,830,054
Semiconductors & Semiconductor Equipment – 2.6%
	ATMI, Inc. (a)	95,220	2,951,820
	Exar Corp. (a)	176,200	2,470,324
	Fairchild Semiconductor International, Inc. (a)	203,000	3,016,580
	MEMC Electronic Materials, Inc. (a)	221,100	5,038,869
	Sigmatel, Inc. (a)	73,480	1,487,235
	Standard Microsystems Corp. (a)	157,000	4,695,870
	Semiconductors & Semiconductor Equipment Total		19,660,698
Software – 3.6%
	Captaris, Inc. (a)	361,800	1,360,368
	Internet Security Systems, Inc. (a)	165,750	3,979,657
	Lawson Software, Inc. (a)	343,250	2,382,155
	MSC.Software Corp. (a)	230,800	3,628,176
	Phoenix Technologies Ltd. (a)	229,948	1,731,508
	PLATO Learning, Inc. (a)	286,791	2,182,480
	SeaChange International, Inc. (a)	72,500	461,100
	Sybase, Inc. (a)	148,150	3,469,673
	THQ, Inc. (a)	141,030	3,006,760
	Transaction Systems Architects, Inc. (a)	172,400	4,801,340
	Software Total		27,003,217
	INFORMATION TECHNOLOGY TOTAL		103,274,437
MATERIALS – 7.6%
Chemicals – 2.4%
	Cytec Industries, Inc.	82,400	3,574,512
	H.B. Fuller Co.	121,800	3,785,544
	Minerals Technologies, Inc.	62,200	3,558,462
	Schulman (A.), Inc.	163,544	2,935,615
	Sensient Technologies Corp.	105,600	2,001,120
	Stepan Co.	88,200	2,210,292
	Chemicals Total		18,065,545
Construction Materials – 0.8%
	Eagle Materials, Inc.	50,700	6,153,459
	Construction Materials Total		6,153,459

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 1.2%
	AptarGroup, Inc.	61,600	3,068,296
	Greif, Inc., Class A	102,800	6,178,280
	Containers & Packaging Total		9,246,576
Metals & Mining – 2.4%
	AMCOL International Corp.	95,900	1,828,813
	Carpenter Technology Corp.	65,700	3,850,677
	Metal Management, Inc.	132,370	3,355,579
	RTI International Metals, Inc. (a)	92,000	3,620,200
	Worthington Industries, Inc.	243,730	5,125,642
	Metals & Mining Total		17,780,911
Paper & Forest Products – 0.8%
	Glatfelter	242,150	3,411,894
	Mercer International, Inc. (a)	315,200	2,606,704
	Paper & Forest Products Total		6,018,598
	MATERIALS TOTAL		57,265,089
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.4%
	North Pittsburgh Systems, Inc.	109,713	2,239,242
	Talk America Holdings, Inc. (a)	110,521	1,042,213
	Diversified Telecommunication Services Total		3,281,455
Wireless Telecommunication Services – 0.3%
	Price Communications Corp. (a)	128,264	2,109,943
	Wireless Telecommunication Services Total		2,109,943
	TELECOMMUNICATION SERVICES TOTAL		5,391,398
UTILITIES – 3.8%
Electric Utilities – 2.4%
	ALLETE, Inc.	63,300	2,899,773
	Central Vermont Public Service Corp.	154,200	2,698,500
	El Paso Electric Co. (a)	174,400	3,636,240
	Maine & Maritimes Corp.	34,800	685,560
	MGE Energy, Inc.	60,886	2,222,948
	Otter Tail Corp.	88,400	2,735,096
	Puget Energy, Inc.	150,500	3,533,740
	Electric Utilities Total		18,411,857
Gas Utilities – 0.7%
	Cascade Natural Gas Corp.	66,300	1,443,351
	Northwest Natural Gas Co.	50,200	1,868,444
	WGL Holdings, Inc.	53,400	1,715,742
	Gas Utilities Total		5,027,537

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi - Utilities – 0.7%
	CH Energy Group, Inc.	103,900	4,933,172
	Multi - Utilities Total		4,933,172
	UTILITIES TOTAL		28,372,566
	Total Common Stocks (cost of $537,587,739 )		751,334,588

		Par ($)
Short-Term Obligation – 0.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Bond maturing 11/15/16, market value of $1,239,560 (repurchase proceeds $1,210,318)	1,210,000	1,210,000

	Total Short-Term Obligation (cost of $1,210,000)		1,210,000

	Total Investments – 100.1% (cost of $538,797,739)(b)(c)		752,544,588

	Other Assets & Liabilities, Net – (0.1)%		(498,624)

	Net Assets – 100.0%		752,045,964

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $538,797,739.

(c)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$229,602,885	$(15,856,036)	$213,746,849

Acronym	Name

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VI

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 28, 2005